Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Borrowings

	As of December 31,
	2022	2023
	(in US$ thousands)
Long-term borrowings	$—	$11,027

Schedule of Future Principal Repayments on Long-term Borrowings	Future principal repayments on the long-term borrowings are as follows:

As of December 31, 2023
(in US$ thousands)

2024	$—
2025	—
2026	—
2027	—
2028	130
Thereafter	10,897
Total	$11,027